Earnings per share	12 Months Ended
Jun. 30, 2021
(Loss) / profit per share attributable to equity holders of the parent: (ii)
28. Earnings per share

28. Earnings per share

Below is a reconciliation between the weighted-average number of common shares outstanding and the diluted weighted-average number of common shares.

	June 30, 2021	June 30, 2020	June 30, 2019
Weighted - average outstanding shares	588	575	575
Adjustments for calculation of diluted earnings per share
Treasury shares	-	2	-
Weighted - average diluted common shares	588	577	575

(a) Basic

Basic earnings per share amounts are calculated in accordance with IAS 33 “Earning per share” by dividing the profit attributable to equity holders of the Group by the weighted average number of ordinary shares outstanding during the year.

	June 30, 2021	June 30, 2020	June 30, 2019
(Loss) / profit for the year of continuing operations attributable to equity holders of the parent	(22,879)	29,932	(48,819)
Loss for the year of discontinued operations attributable to equity holders of the parent	(7,050)	(8,527)	(6,169)
(Loss) / profit for the year attributable to equity holders of the parent	(29,929)	21,405	(54,988)
Weighted average number of ordinary shares outstanding	588	575	575
Basic earnings per share	(50.86)	37.20	(95.64)

(b) Diluted

Diluted earnings per share amounts are calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential shares. The Group holds treasury shares and, as of fiscal year 2021, warrants associated with incentive plans with potentially dilutive effect.

	June 30, 2021	June 30, 2020	June 30, 2019
(Loss) / profit for the year of continuing operations attributable to equity holders of the parent	(22,879)	29,932	(48,819)
Loss for the year of discontinued operations attributable to equity holders of the parent	(7,050)	(8,527)	(6,169)
(Loss) / profit for the year per share attributable to equity holders of the parent	(29,929)	21,405	(54,988)
Weighted average number of ordinary shares outstanding	588	577	575
Diluted earnings per share	(50.86)	37.10	(95.64)